PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Receivable from processing agencies	$ 1,671	$ 2,329
Prepayment to suppliers	6,933	1,554
Rental deposits and prepaid rents	198	218
Option exercise receivable	149	22
Deferred expense	287	311
ADR tax adjustment	258	332
Others	178	287
Total	$ 9,674	$ 5,053